Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of Commitments and Contingent Liabilities Text Block Abstract
Schedule of future minimum payments
	Consolidated
	30 June 2021	30 June 2020
Within one year	$56,496	$9,697
One to three years	37,916	—
Total minimum contract payments	$94,412	$9,697